One Commerce Square
                                           Philadelphia, PA 19103


Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________

                                             1933 Act Rule 497(j)
                                                 File No. 2-37707
                                       1940 Act File No. 811-2071
October 1, 1996

Filed via EDGAR (CIK #000027825)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 2-37707
     DELAWARE GROUP INCOME FUNDS, INC.
     (formerly Delaware Group Delchester High-Yield Bond Fund,
     Inc.)
     ________________________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 54, the most recent post-effective amendment of Delaware Group Income Funds, Inc. (formerly Delaware Group Delchester High-Yield Bond Fund, Inc.) Post-Effective Amendment No. 54 was filed electronically with the Commission on September 27, 1996 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/ Richelle S. Maestro
________________
Richelle S. Maestro
Vice President/
Assistant Secretary